Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable
Schedule of notes payable

	December 31, 2021	December 31, 2020
Convertible Note	$87,863	$—
Facility (1)	3,000	—
Related party notes
Facility (1)	—	6,000
2020 short-term convertible notes payable	—	3,225
Third party notes
2020 short-term convertible notes payable	—	6,454
Unsecured facility agreement	—	1,500
Total debt principal	90,863	17,179
Unamortized debt discount - Convertible Note	(27,055)	—
Unamortized debt discount - Facility	(40)	(55)
Unamortized debt discount - 2020 short-term convertible notes payable	—	(1,296)
Total debt less unamortized debt discount	63,768	15,828
Less current portion - related party	—	6,225
Less current portion - third party	—	7,954
Long-term portion	$63,768	$1,649
Long-term portion - related party	$—	$1,649
(1)	The Company’s term note and working capital facility (“Facility”) was no longer associated with a related-party upon consummation of the Business Combination.

Schedule of convertible note derivative liability measured at fair value
Level 3
Initial recognition May 6, 2021	$17,063
Gain	5,341
Change resulting from conversions	(4,986)
Balance at December 31, 2021	$17,418

Schedule of maturity of debt

Period ending December 31,	Amount
2022	$—
2023	—
2024	90,863
2025	—
2026	—
$90,863